UNAUDITED CONSOLIDATED STATEMENTS OF LOSS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Total operating revenues	$ 319,953	$ 309,702
Vessel operating expenses	(82,709)	(90,463)
Administrative expenses	(26,724)	(40,337)
Project development expenses	(6,104)	(1,957)
Depreciation and amortization	(81,097)	(84,712)
Impairment of long-term assets	0	(41,597)
Total operating expenses	(203,476)	(295,596)
Other operating gains	532	9,098
Total other operating (loss)/income	(36,329)	(22,343)
Operating income/(loss)	80,148	(8,237)
Financial income/(expenses)
Interest income	1,432	9,146
Interest expense	(54,137)	(77,096)
Losses on derivative instruments	(54,543)	(38,037)
Other financial items, net	1,986	(4,317)
Net financial expenses	(105,262)	(110,304)
Loss before taxes and equity in net losses of affiliates	(25,114)	(118,541)
Income taxes	(598)	(655)
Equity in net losses of affiliates	(180,860)	(47,630)
Net loss	(206,572)	(166,826)
Net income attributable to non-controlling interests	(75,111)	(69,898)
Net loss attributable to stockholders of Golar LNG Limited	$ (281,683)	$ (236,724)
Basic and diluted loss per share (in USD per share)	$ (2.95)	$ (2.35)
Cash dividends declared and paid per share (in USD per share)	$ 0	$ 0
Variable Interest Entity, Primary Beneficiary
Financial income/(expenses)
Interest expense	$ (27,752)	$ (51,445)
Hilli | Variable Interest Entity, Primary Beneficiary
Realized and unrealized (loss)/gain on oil derivative instrument	(36,861)	(31,441)
Non-collaborative Arrangement
Voyage, charterhire and commission expenses	(6,842)	(17,597)
Collaborative Arrangement
Voyage, charterhire and commission expenses	0	(18,933)
Time and Voyage Charter | Non-collaborative Arrangement
Total operating revenues	141,154	106,832
Time Charter | Collaborative Arrangement
Total operating revenues	0	23,359
Liquefaction Services
Total operating revenues	163,572	163,572
Liquefaction Services | Hilli | Variable Interest Entity, Primary Beneficiary
Total operating revenues	163,572	163,572
Vessel and Other Management Fees
Total operating revenues	$ 15,227	$ 15,939